Certain transactions (Schedule of Fair Value of Consideration Transferred - AutoDS Ltd. acquisition) (Details) - Autods Limited [Member] $ in Thousands	1 Months Ended
Jul. 31, 2024 USD ($)
Business Acquisition [Line Items]
Cash paid	$ 39,339
Fair value of earn-out	14,116
Accrued payment	1,556
Fair value of unvested options	647
Total consideration	$ 55,658